Investments - Cost Method - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Measurements, Nonrecurring
Schedule of Cost-method Investments [Line Items]
Recorded basis of common and preferred stock that are restricted for more than one year or are not publicly traded	$ 561	$ 520